Inventory and Floor Plan Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory and Floor Plan Notes Payable
Inventory and Floor Plan Notes Payable

Note 8 — Inventory and Floor Plan Notes Payable

The following table summarizes inventory as of:

	March 31,	December 31,
	2021	2020
Used vehicles	$9,274	$11,202
Parts	37	—
Total	$9,311	$11,202

Beginning March 10, 2021, the Company entered into a $30,000 floor plan credit facility with Ally Financial to finance the acquisition of used vehicle inventory. Concurrently, proceeds from the agreement were used to settle outstanding debt obligations on the Company’s preexisting floor plan facility with AFC. Borrowings under the Ally Financial facility accrue interest at a variable rate based on the most recent prime rate plus 2.50% per annum. The prime rate as of March 31, 2021 was 3.25%.

Floor plan notes payable are generally due upon the sale of the related used vehicle inventory.

Note 8 — Inventory and Floor Plan Notes Payable

Inventory consists of the following as of December 31, 2020 and 2019:

	2020	2019
Used vehicles	$11,202	$7,592
Parts	—	33
Total	$11,202	$7,625

As of December 31, 2020, the Company has a $12,000 revolving floor plan facility with Automotive Finance Corporation (“AFC”) to finance the acquisition of used vehicle inventory. Borrowings under this facility accrue interest at a variable rate based on the most recent prime rate plus 2.00% per annum. The weighted average interest rate on the floor plan notes payable was 5.25% and 6.75% as of December 31, 2020 and 2019, respectively.

Floor plan notes payable are generally due upon the sale of the related used vehicle inventory.